7. Common Shares	12 Months Ended
Dec. 31, 2019
Notes
7. Common Shares

7. Common Shares

The Company has authorized an unlimited number of common shares with no par value, and a 200-to-1 reverse split was authorized on July 24, 2019 and has been applied retroactively. All share amounts noted are reflective of the reverse stock split.

Year Ended December 31, 2019

(a)On May 31, 2019, the Company issued 725,000 common shares at $0.60 per share for proceeds of $435,000, of which 333,333 common shares for proceeds of $200,000 were issued to directors of the Company.

(b)On May 31, 2019, the Company issued 17,893 common shares with a fair value of $25,051 to settle debt of $10,736, resulting in a loss on settlement of debt of $14,315. The fair value of common shares was based on the end of day trading price of the Company’s common stock on the date of issuance.

(c)On May 31, 2019, the Company issued 250,000 common shares to settle debt owed to the President and Director of the Company of $150,000. The Company used a fair value of $350,000, being the end of day trading price of the Company’s common shares on the date of issuance, to value the shares issued which resulted in the excess charge of $200,000 recorded against additional paid-in capital.

(d)On June 18, 2019, the Company issued 416,667 common shares at $0.60 per share for proceeds of  $250,000, of which 83,333 common shares for proceeds of $50,000 were issued to a director of the Company.

(e)On June 18, 2018, the Company issued 600,000 common shares with a fair value of $669,176 to directors and officers of the Company for services. The fair value of common shares was based on the end of day trading price of the Company’s common stock on the date of issuance.

(f)On August 5, 2019, the Company issued 133,333 common shares at $0.60 per share for proceeds of $80,000, of which 100,000 common shares for proceeds of $60,000 were issued to a director of the Company.

(g)On August 30, 2019, the Company issued 311,668 common shares at $0.60 per share for proceeds of 187,000, of which 70,000 common shares for proceeds of $42,000 were issued to a director of the Company.

(h)On September 27, 2019, the Company issued 358,335 common shares at $0.60 per share for proceeds of $215,000, of which 108,333 common shares for proceeds of $65,000 were issued to a director or family member of a director of the Company.

(i)On November 7, 2019, the Company issued 50,000 common shares at $0.60 per share for proceeds of $30,000.

(j)On November 20, 2019, the Company issued 83,334 common shares at $0.60 per share for proceeds of $50,000.

(k)On December 5, 2019, the Company issued 420,000 common shares at $0.60 per share for proceeds of $252,000.

(l)On December 20, 2019, the Company issued 103,334 common shares at $0.60 per share for proceeds of $62,000, of which 50,000 common shares for proceeds of $30,000 were issued to a director of the Company.

(m)On December 20, 2019, the Company issued 125,000 common shares with a fair value of $303,750 to a shareholder of the Company to settle shareholder loan with a fair value of $75,000, resulting in a loss on settlement of debt of $228,750. The fair value of common shares was based on the end of day trading price of the Company’s common stock on the date of issuance.

Year Ended December 31, 2018

(n)On January 12, 2018, the Company issued 241,667 common shares for proceeds of $145,000, of which $120,000 was received as at December 31, 2017.

(o)On January 12, 2018, the Company issued 7,500 common shares for consulting services with a fair value of $9,000.

(p)On February 6, 2018, the Company issued 32,020 common shares with a fair value of $38,424 upon the conversion of $13,000 of convertible debentures and derivative liability of $39,041 resulting in a gain on settlement of $13,617.

(q)On February 14, 2018, the Company issued 34,314 common shares with a fair value of $34,314 upon the conversion of $14,000 of convertible debentures and derivative liability of $26,289 resulting in a gain on settlement of $5,975.

(r)On March 6, 2018, the Company issued 28,055 common shares with a fair value of $22,444 upon the conversion of $8,000 of convertible debentures, $2,100 of accrued interest, and $16,329 of derivative liability resulting in a gain on settlement of $3,985.

(s)Between April and July 2018, the Company issued 50,000 common shares for proceeds of $30,000.

(t)On August 20, 2018, the Company issued 175,000 common shares for consulting services with a fair value of $145,411.

(u)On August 27, 2018, the Company issued 75,000 common shares to directors and officers of the Company for services with a fair value of $60,000.

(v)On August 27, 2018, the Company issued 50,000 common shares for services with a fair value of $40,000, which included 25,000 common shares with a fair value of $20,000 to a director of the Company.

Year Ended December 31, 2017

(w)On February 1, 2017, the Company issued 29,101 common shares with a fair value of $46,562 for the conversion of $9,497 of convertible debenture, $3,499 of accrued interest, and $41,864 of derivative liability resulting in a gain on settlement of $8,298.

(x)On May 11, 2017, the Company issued 166,667 common shares for proceeds of $100,000.

(y)On August 8, 2017, the Company 12,000 common shares with a fair value of $21,600 for the conversion of $12,000 of financing fees and $12,976 of derivative liability resulting in a gain on settlement of $3,376.

(z)On August 10, 2017, the Company issued 13,636 common shares with a fair value of $21,818 for the conversion of $12,000 of convertible debenture and $13,043 of derivative liability resulting in a gain on settlement of $3,225.

(aa)On August 11, 2017, the Company issued 100,000 common shares for proceeds of $60,000.

(bb)On August 22, 2017, the Company issued 18,072 common shares with a fair value of $25,301 for the conversion of $10,500 of convertible debenture, $4,500 of financing fees, and $13,962 of derivative liability resulting in a gain on settlement of $3,661.

(cc)On August 28, 2018, the Company issued 13,000 common shares with a fair value of $20,800 for the conversion of $7,612 of convertible debenture, $500 of financing fees, and $13,382 of derivative liability resulting in a gain on settlement of $694.

(dd)On September 5, 2017, the Company issued 16,417 common shares with a fair value of $19,700 for the conversion of $10,500 of convertible debenture, $1,320 of accrued interest, and $8,692 of derivative liability resulting in a gain on settlement of $812.

(ee)On September 14, 2017, the Company issued 18,500 common shares with a fair value of $22,200 for the conversion of $7,492 of convertible debenture, $500 of financing fees, and $14,547 of derivative liability resulting in a gain on settlement of $339.

(ff)On September 28, 2017, the Company issued 34,544 common shares with a fair value of $69,087 for the conversion of $14,896 of convertible debentures, $2,405 of accrued interest, $500 of financing fees, and $52,264 of derivative liability resulting in a gain on settlement of $3,721.

(gg)On November 12, 2017, the Company issued 133,333 common shares for proceeds of $80,000.

(hh)On November 12, 2017, the Company issued 87,500 common shares to officers and directors of the Company for services with a fair value of $125,411.

(ii)On November 12, 2017, the Company issued 125,000 common shares for services with a fair value of $129,863.